Jan. 31, 2016
Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2016

The following changes are effective May 26, 2016:

1. Under the section "What are the Fund's Main Investment Strategies?," replace the first sentence of the first paragraph with the following:

"The Fund allocates the portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade (including, but not limited to, U.S. government, asset-backed, mortgage-backed, corporate, municipal and Risk Transfer Notes), domestic noninvestment-grade, including, but not limited to, corporate debt issues (also known as junk bonds and leveraged loans), MBS, municipal securities and agency Risk Transfer Notes and foreign investments (both investment-grade and noninvestment-grade, including, but not limited to, government and corporate investments traded in both emerging and developed markets, and trade finance)."

2. Under the section "What are the Fund's Main Investment Strategies?," replace the fifth sentence of the first paragraph with the following:

"While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category up to 60% of its assets, except for the domestic investment-grade category, in which the Fund may invest up to 75% of its assets."

3. Under the section "What are the Main Risks of Investing in the Fund?," add:

"Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by government-sponsored enterprises (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.

GSE Risk Transfer Notes Risk. The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Risk Transfer Notes are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers' payments under the Reference Obligations. Holders of the Risk Transfer Notes are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Risk Transfer Notes in accordance with their terms of issuance. The Risk Transfer Notes may be considered high risk and complex securities.

Risk of Investing in Inflation-Indexed Securities. As more fully described in this Prospectus, the value of inflation-indexed securities may decline when interest rates rise and inflation declines. Additionally, it is possible that the interest payments on inflation-indexed securities may be reduced to the point that there is not any net income to distribute."